Customer Concentrations (Details Textual) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Customer
Customer Concentrations [Line Items]
Number of customers		2
Percentage of revenue	56.80%	43.20%
Allowance for doubtful accounts receivable	$ 370,481	$ 370,481
Percentage of accounts receivable		10.00%
Customer one [Member]
Customer Concentrations [Line Items]
Number of customers		1
Percentage of revenue		98.60%